BUSINESS COMBINATIONS - Allocation of Purchase Price Consideration to Assets Acquired and Liabilities Assumed (Details) - Network Solutions Group [Member] $ in Thousands	Apr. 30, 2023 USD ($)
BUSINESS COMBINATIONS [Abstract]
Accounts receivable	$ 20,419
Other assets	1,940
Identified intangible assets	29,960
Accounts payable and other liabilities	(24,758)
Contract liabilities	(1,086)
Total identifiable net assets	26,475
Goodwill	22,128
Total purchase consideration	$ 48,603